Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Third Party [Line Items]
Contract adjustment payments	$ 39,590	$ 113,876
Asset retirement obligations	115,611	116,584	$ 142,147
Advances in aid of construction	88,135	88,546
Environmental remediation obligation	40,772	42,457	$ 55,224
Customer deposits	36,294	34,675
Unamortized investment tax credits	17,255	17,649
Deferred credits and contingent consideration	40,945	39,498
Preferred shares, Series C	0	12,072
Hook-up fees	7,425	32,463
Lease liabilities	20,493	21,834
Contingent development support obligations	12,666	8,824
Contingent liability (note 22(a))	66,000	0
Other	35,338	41,156
Other long-term liabilities	546,332	595,442
Less: current portion	(80,458)	(134,212)
Other long-term liabilities, excluding current	465,874	461,230
Related Party
Transactions with Third Party [Line Items]
Note payable to related party	$ 25,808	$ 25,808